UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Item 1–Schedule of Investments

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	98.5%

Corporate Bonds and Notes	74.7%

Aerospace/Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$275	$283

Auto Parts and Equipment	0.4%
Johnson Controls, Inc.		5.250%	1/15/11	560	554

Automotive	3.9%
Ford Motor Company		7.450%	7/16/31	3,550	2,742	A
General Motors Corporation		8.250%	7/15/23	3,450	2,989	A

					5,731

Banking and Finance	8.0%
Ford Motor Credit Company		7.375%	10/28/09	4,425	4,300
General Motors Acceptance Corporation		6.125%	8/28/07	1,090	1,088
General Motors Acceptance Corporation		6.311%	11/30/07	110	109
General Motors Acceptance Corporation		5.625%	5/15/09	1,610	1,570
HSBC Finance Capital Trust IX		5.911%	11/30/35	1,350	1,350	B
HSBC Finance Corporation		5.700%	6/1/11	1,730	1,761
Residential Capital Corporation		6.000%	2/22/11	1,480	1,478
Wachovia Capital Trust III		5.800%	3/15/42	200	201	B

					11,857

Banks	2.2%
Bank of America Corporation		7.800%	9/15/16	250	291
BankAmerica Capital III		6.077%	1/15/27	215	208	C
BB&T Capital Trust II		6.750%	6/7/36	640	685
Chase Capital II		5.989%	2/1/27	725	697	C
RBS Capital Trust III		5.512%	9/29/49	1,460	1,419	B

					3,300

Building Materials	0.5%
American Standard, Inc.		8.250%	6/1/09	500	532
Nortek, Inc.		8.500%	9/1/14	225	213

					745

Cable	1.6%
Comcast Corporation		7.050%	3/15/33	160	172
Comcast Corporation		6.450%	3/15/37	380	380
Cox Communications, Inc.		4.625%	1/15/10	510	496

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

CSC Holdings Inc.		7.250%	7/15/08	700	707
TCI Communications, Inc.		8.750%	8/1/15	160	189
Tele-Communications, Inc.		9.800%	2/1/12	375	443

					2,387

Casino Resorts	0.8%
Caesars Entertainment Inc.		8.125%	5/15/11	250	264
Harrah’s Operating Company, Inc.		5.500%	7/1/10	470	463
Harrah’s Operating Company, Inc.		5.750%	10/1/17	480	439

					1,166

Chemicals	0.6%
The Dow Chemical Company		7.375%	11/1/29	800	934

Computer Services and Systems	0.7%
Electronic Data Systems Corporation		7.125%	10/15/09	600	627
Electronic Data Systems Corporation		7.450%	10/15/29	420	461	A

					1,088

Containers and Packaging	0.1%
Graphic Packaging International Corp.		9.500%	8/15/13	200	204

Diversified Financial Services	4.5%
AIG SunAmerica Global Financing VI		6.300%	5/10/11	1,880	1,962	D
American Express Company		6.800%	9/1/66	790	834	B
American General Finance Corporation (AGFC)		5.750%	9/15/16	310	313
Beaver Valley Funding Corp.		9.000%	6/1/17	300	339
Capital One Bank		5.750%	9/15/10	310	315
Capital One Bank		6.500%	6/13/13	330	345
Capital One Financial Corporation		7.125%	8/1/08	90	93
Citigroup Inc.		6.125%	8/25/36	550	566
iStar Financial Inc.		5.950%	10/15/13	440	442	D
Mizuho Preferred Capital Corp. LLC		8.790%	12/29/49	110	116	B,D
ZFS Finance (USA) Trust I		6.150%	12/15/65	750	746	A,B,D
ZFS Finance (USA) Trust II		6.450%	12/15/65	690	682	B,D

					6,753

Drug and Grocery Store Chains	0.6%
CVS Corporation		5.750%	8/15/11	290	294
Safeway Inc.		7.500%	9/15/09	500	527

					821

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Electric	2.1%
AEP Texas Central Company		5.500%	2/15/13	420	418
American Electric Power Company, Inc.		5.250%	6/1/15	490	477
Dominion Resources, Inc.		5.150%	7/15/15	560	538
FirstEnergy Corp.		6.450%	11/15/11	60	62
FirstEnergy Corp.		7.375%	11/15/31	710	821
System Energy Resources, Inc.		4.875%	10/1/07	380	376
Tampa Electric Company		6.375%	8/15/12	145	152
The AES Corporation		9.500%	6/1/09	39	42
The Cleveland Electric Illuminating Company		5.650%	12/15/13	300	300

					3,186

Energy	4.8%
CenterPoint Energy, Inc.		6.850%	6/1/15	1,150	1,219	A
DTE Energy Company		6.375%	4/15/33	330	334	A
Exelon Corporation		6.750%	5/1/11	1,050	1,103
MidAmerican Energy Holdings Company		5.875%	10/1/12	500	509
Pacific Gas and Electric Company		6.050%	3/1/34	1,270	1,277
Peabody Energy Corporation		6.875%	3/15/13	285	281
Sempra Energy		5.863%	5/21/08	635	636	C
TXU Corp.		6.550%	11/15/34	520	490
TXU Energy Co.		6.125%	3/15/08	500	504
TXU Energy Co.		7.000%	3/15/13	370	388
Xcel Energy, Inc.		7.000%	12/1/10	350	371

					7,112

Environmental Services	0.3%
Waste Management, Inc.		7.375%	5/15/29	415	475

Food, Beverage and Tobacco	1.6%
Altria Group, Inc.		7.000%	11/4/13	305	332
Altria Group, Inc.		7.750%	1/15/27	340	412
Domino’s, Inc.		8.250%	7/1/11	200	210
Reynolds American Inc.		7.250%	6/1/12	1,360	1,399	A,D

					2,353

Gas and Pipeline Utilities	2.4%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300	1,266
Dynegy Holdings Inc.		8.750%	2/15/12	735	762
The Williams Companies, Inc.		7.500%	1/15/31	102	100
The Williams Companies, Inc.		8.750%	3/15/32	1,250	1,369

					3,497

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Health Care	2.6%
Aetna Inc.		5.750%	6/15/11	540	549
Baxter International Inc.		5.900%	9/1/16	520	534
Humana Inc.		6.450%	6/1/16	220	228
Quest Diagnostics Incorporated		5.125%	11/1/10	290	287
Tenet Healthcare Corporation		6.375%	12/1/11	1,465	1,287	A
Tenet Healthcare Corporation		6.875%	11/15/31	250	196
Wyeth		6.950%	3/15/11	680	723

					3,804

Homebuilding	0.3%
D.R. Horton, Inc.		5.250%	2/15/15	410	374
Pulte Homes, Inc.		6.250%	2/15/13	145	147

					521

Insurance	1.1%
American International Group, Inc.		5.050%	10/1/15	180	175
Liberty Mutual Group		5.750%	3/15/14	270	266	D
Liberty Mutual Group		7.500%	8/15/36	330	354	D
The St. Paul Travelers Companies, Inc.		6.250%	6/20/16	310	323
Willis Group North America		5.125%	7/15/10	280	275
Willis Group North America		5.625%	7/15/15	230	221

					1,614

Investment Banking/Brokerage	3.4%
J.P. Morgan Capital Trust II		7.950%	2/1/27	150	156	A
Lehman Brothers Holdings Inc.		5.000%	1/14/11	1,340	1,327
Lehman Brothers Holdings Inc.		5.500%	4/4/16	100	100
Morgan Stanley		5.050%	1/21/11	1,780	1,764
Morgan Stanley		4.750%	4/1/14	60	57
The Goldman Sachs Group, Inc.		6.345%	2/15/34	555	551
UBS Preferred Funding Trust V		6.243%	5/12/49	1,120	1,158	A,B

					5,113

Lodging/Hotels	0.3%
Hilton Hotels Corporation		7.625%	12/1/12	450	479

Machinery	0.3%
Case New Holland Incorporated		9.250%	8/1/11	475	503

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Media	3.7%
AMFM Inc.		8.000%	11/1/08	210	220
Clear Channel Communications, Inc.		5.500%	9/15/14	365	339
Liberty Media Corporation		7.875%	7/15/09	750	785
Liberty Media Corporation		8.500%	7/15/29	130	132
Liberty Media Corporation		8.250%	2/1/30	65	65	A
News America, Inc.		6.550%	3/15/33	545	537
News America, Inc.		6.200%	12/15/34	35	33
Readers Digest Association, Inc.		6.500%	3/1/11	300	285
Time Warner Entertainment Company, L.P.		8.375%	7/15/33	680	802
Time Warner Inc.		9.125%	1/15/13	240	280
Time Warner Inc.		7.700%	5/1/32	885	988
Viacom Inc.		5.750%	4/30/11	440	439	D
Viacom Inc.		5.625%	8/15/12	520	514

					5,419

Medical Care Facilities	1.9%
Coventry Health Care, Inc.		5.875%	1/15/12	400	397
HCA, Inc.		5.250%	11/6/08	105	104
HCA, Inc.		7.875%	2/1/11	250	239
HCA, Inc.		6.300%	10/1/12	180	152
HCA, Inc.		6.250%	2/15/13	930	777
HCA, Inc.		5.750%	3/15/14	65	51
Health Care REIT, Inc.		8.000%	9/12/12	370	408
Health Care REIT, Inc.		5.875%	5/15/15	130	128
Universal Health Services, Inc.		7.125%	6/30/16	520	548

					2,804

Oil and Gas	6.9%
Amerada Hess Corporation		7.875%	10/1/29	1,450	1,713
Conoco Inc.		6.950%	4/15/29	90	104
ConocoPhillips		4.750%	10/15/12	200	196	A
Devon Energy Corporation		7.950%	4/15/32	350	432
El Paso Corporation		7.625%	8/16/07	300	304	A
El Paso Corporation		7.800%	8/1/31	2,000	2,050	A
Kerr-McGee Corporation		7.875%	9/15/31	1,315	1,590
Kinder Morgan Energy Partners		7.125%	3/15/12	530	562
Occidental Petroleum Corporation		6.750%	1/15/12	500	534	A
Ocean Energy Inc.		4.375%	10/1/07	430	426
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	445	438
Pemex Project Funding Master Trust		6.625%	6/15/35	1,150	1,130	D

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Valero Energy Corporation		6.875%	4/15/12	215	229
XTO Energy, Inc.		6.250%	4/15/13	560	578

					10,286

Paper and Forest Products	1.5%
Georgia-Pacific Corp.		9.500%	12/1/11	325	350
Georgia-Pacific Corp.		7.375%	12/1/25	250	237
Weyerhaeuser Company		6.750%	3/15/12	995	1,040
Weyerhaeuser Company		7.375%	3/15/32	540	559

					2,186

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.625%	5/15/08	375	360
Eastman Kodak Company		7.250%	11/15/13	345	337	A

					697

Real Estate Management and Development	0.2%
Forest City Enterprises, Inc.		7.625%	6/1/15	225	229
Socgen Real Estate Co. LLC		7.640%	12/29/49	80	82	B,D

					311

Retail	0.4%
May Department Stores Company		5.750%	7/15/14	400	394	A
May Department Stores Company		6.700%	7/15/34	180	179

					573

Special Purpose	12.1%
Ahold Finance USA, Inc.		8.250%	7/15/10	355	380	A
ASIF Global Financing XIX		4.900%	1/17/13	30	29	B
DaimlerChrysler NA Holding Corporation		5.870%	9/10/07	1,270	1,273	C
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	415	441
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	160	164
Deutsche Bank Capital Funding Trust VII		5.628%	1/19/49	670	653	A,B,D
Duke Capital Corporation		6.250%	2/15/13	1,200	1,233	A
ILFC E-Capital Trust II		6.250%	12/21/65	380	380	B,D
ILFC E-Capital Trust I		5.900%	12/21/65	720	725	A,B,D
PNPP II Funding Corporation		9.120%	5/30/16	2,398	2,747	A
Qwest Capital Funding, Inc.		7.250%	2/15/11	1,150	1,150
Rabobank Capital Funding Trust II		5.260%	12/31/49	115	113	B,D
Rabobank Capital Funding Trust III		5.254%	12/29/49	1,145	1,105	B,D
Sithe Independence Funding Corporation		9.000%	12/30/13	1,500	1,616

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Sprint Capital Corporation		8.750%	3/15/32	1,830	2,232
TCI Communications Financing III		9.650%	3/31/27	3,000	3,186
Verizon Global Funding Corp.		5.850%	9/15/35	570	537

					17,964

Telecommunications	2.8%
AT&T Corp.		8.000%	11/15/31	440	538
BellSouth Corporation		4.750%	11/15/12	320	305
Embarq Corporation		6.738%	6/1/13	350	360
Embarq Corporation		7.082%	6/1/16	540	551
Emmis Operating Company		6.875%	5/15/12	250	250
Qwest Communications International Inc.		7.500%	2/15/14	850	852
Qwest Corporation		6.875%	9/15/33	1,000	913
Verizon New York Inc.		6.875%	4/1/12	340	355	A

					4,124

Telecommunications (Cellular/Wireless)	1.1%
Motorola, Inc.		7.625%	11/15/10	56	61
New Cingular Wireless Services Inc.		7.500%	5/1/07	350	354	A
New Cingular Wireless Services Inc.		8.125%	5/1/12	155	175
New Cingular Wireless Services Inc.		8.750%	3/1/31	475	607
Nextel Communications, Inc.		5.950%	3/15/14	88	86
Nextel Communications, Inc.		7.375%	8/1/15	285	294

					1,577

Transportation	0.3%
Continental Airlines, Inc.		7.256%	3/15/20	218	231
Continental Airlines, Inc.		6.545%	8/2/20	176	179
Delta Air Lines, Inc.		7.570%	5/18/12	40	40

					450

Total Corporate Bonds and Notes (Identified Cost—$107,863)					110,871
U.S. Government Agency Mortgage- Backed Securities—N.M.
Fannie Mae		11.500%	11/1/17	8	9
Freddie Mac		10.250%	5/1/09	11	11

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$19)					20

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsE	23.8%

Aerospace/Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	443	467	D

Banking and Finance	2.4%
AIFUL CORPORATION		5.000%	8/10/10	995	967	D
Corporacion Andina de Fomento		5.840%	1/26/07	470	470	C
HBOS Capital Funding LP		6.071%	6/30/49	560	568	B,D
HBOS Treasury Services plc		4.000%	9/15/09	420	407	D
Mizuho Financial Group, Inc.		5.790%	4/15/14	1,100	1,112	D

					3,524

Banks	4.3%
Glitnir Banki hf		6.330%	7/28/11	400	409	D
Glitnir Banki hf		6.693%	6/15/16	680	695	B,D
Glitnir Banki hf		7.451%	9/14/16	210	215	D
Kaupthing Bank hf		6.190%	4/12/11	540	540	C,D
Kaupthing Bank hf		5.750%	10/4/11	480	478	D
Kaupthing Bank hf		7.125%	5/19/16	1,250	1,314	D
RSHB Capital SA		7.175%	5/16/13	1,340	1,393	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	1,100	1,092	B,D
Sumitomo Mitsui Banking Corporation		5.625%	7/29/49	270	263	B,D

					6,399

Cable	0.2%
British Sky Broadcasting Group plc		6.875%	2/23/09	330	341

Electric	0.6%
Empresa Nacional de Electricidad S.A.		8.350%	8/1/13	750	841

Foreign Governments	4.1%
Federated Republic of Brazil		7.125%	1/20/37	120	123	A
Federative Republic of Brazil		11.000%	8/17/40	340	443	A
Quebec Province		7.970%	7/22/36	650	898	B
Republic of Colombia		11.750%	2/25/20	65	91
Republic of Panama		7.125%	1/29/26	150	157
Republic of Panama		9.375%	4/1/29	23	30
Republic of Panama		6.700%	1/26/36	141	139
Russian Federation		5.000%	3/31/30	750	837
United Mexican States		5.625%	1/15/17	62	61
United Mexican States		11.500%	5/15/26	960	1,520
United Mexican States		8.300%	8/15/31	340	424
United Mexican States		7.500%	4/8/33	1,183	1,365

					6,088

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Insurance	0.7%

Axa		8.600%	12/15/30	550	702
XL Capital Ltd.		5.250%	9/15/14	250	244

					946

Manufacturing (Diversified)	1.0%
Tyco International Group SA		6.375%	10/15/11	1,450	1,520

Oil and Gas	1.2%
Gazprom		9.625%	3/1/13	50	59	D
Gazprom		9.625%	3/1/13	20	24
Petrobras International Finance Company (PIFCO)		6.125%	10/6/16	210	209
Petroliam Nasional Berhad		7.625%	10/15/26	1,260	1,517	D

					1,809

Metals and Minerals	0.7%
Vale Overseas Limited		6.250%	1/11/16	1,102	1,094

Special Purpose	5.0%
AES El Salvador Trust		6.750%	2/1/16	750	741	D
Conoco Funding Company		6.350%	10/15/11	470	494
Deutsche Telekom International Finance BV		5.750%	3/23/16	160	156
Deutsche Telekom International Finance BV		8.250%	6/15/30	500	611
Molson Coors Capital Finance ULC		4.850%	9/22/10	480	472
Petrozuata Finance, Inc.		8.220%	4/1/17	3,205	3,125	D
Resona Preferred Global Securities		7.191%	12/29/49	1,035	1,071	B,D
TNK-BP Finance S.A.		7.500%	7/18/16	360	376	D
UFJ Finance Aruba AEC		6.750%	7/15/13	355	380

					7,426

Telecommunications	1.4%
British Telecommunications plc		8.875%	12/15/30	330	440
France Telecom SA		8.500%	3/1/31	560	731
Koninklijke (Royal) KPN NV		8.375%	10/1/30	240	275
Tele Norte Leste Participacoes S.A.		8.000%	12/18/13	410	433
Telus Corporation		7.500%	6/1/07	250	253

					2,132

Telecommunications (Cellular/Wireless)	1.2%
Rogers Wireless Communications Inc.		6.375%	3/1/14	300	299
Telecom Italia Capital		7.200%	7/18/36	770	791
Telefonica Emisiones SAU		7.045%	6/20/36	600	633

					1,723

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Transportation	0.3%
Qantas Airways Limited		6.050%	4/15/16	370		372	D

Utilities	0.4%
United Utilities plc		5.375%	2/1/19	580		553

Total Yankee Bonds (Identified Cost—$33,090)						35,235
Total Long-Term Securities (Identified Cost—$140,972)						146,126
Investment of Collateral From Securities Lending	11.8%
State Street Navigator Securities Lending Prime Portfolio				17,508	shs	17,508

Total Investment of Collateral From Securities Lending (Identified Cost—$17,508)						17,508
Short-Term Securities	0.3%

Repurchase Agreements	0.3%
Lehman Brothers, Inc. 5.25%, dated 9/29/06, to be repurchased at $490 on 10/2/06 (Collateral: $2,075 Federal Home Loan Bank principal-only securities, due 9/29/28, value $500)				490		490

Total Repurchase Agreements						490
Total Short-Term Securities (Identified Cost—$490)						490
Total Investments (Identified Cost—$158,970)	110.6%					164,124
Obligation to Return Collateral For Securities Loaned	(11.8)%					(17,508)
Other Assets Less Liabilities	1.2%					1,744

Net Assets Applicable to Common Shareholders	100.0%					$148,360

A	All or a portion of this security is on loan.
B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes.
C	Indexed Security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2006.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 18.7% of net assets.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

N.M.—Not Meaningful

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Lending

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2006, the market value of the securities on loan to broker-dealers was $17,143 for which the Fund received collateral of $17,508 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund

Date: November 27, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund

Date: November 20, 2006